TYPE		13F-HR
PERIOD	06/30/2012
FILER
	CIK	1386088
	CCC	kd@hvbm3
SUBMISSION-CONTACT
	NAME	E.OLSEN
	PHONE	703-251-0170

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
Edelman Financial Services, LLC
Address:
4000 Legato Road, 9th Floor
Fairfax VA 22033
13F File Number:
28-122214
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Eric Michael Olsen

Title:
Trading and Risk Analyst

Phone:
703-251-0170

Signature,
Place,
and Date of Signing:
Eric Michael Olsen
Richmond, Virginia
August 10, 2012
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
N/A

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
36
Form 13F Information Table Value Total:
$3,347,537


List of Other Included Managers:
N/A


FORM 13F INFORMATION TABLE
                                                       Value        InveOtherVote
Name of Issuer                  Title of ClaCusip     x1000  Shares DiscManagAuth
VANGUARD BD INDEX TOTAL BND     EQUITY - ETF921937835  29756   352644SOLE      NONE
VANGUARD BD INDEX SH TRM BND    EQUITY - ETF921937827    692     8528SOLE      NONE
ISHARES TR MSCI EAFE            EQUITY - ETF464287465  17162   343509SOLE      NONE
ISHARES TR JPM EMG MRKT BND     EQUITY - ETF464288281    124     1081SOLE      NONE
ISHARES TR HI YLD CORP BOND FD  EQUITY - ETF464288513    181     1987SOLE      NONE
ISHARES TR NAT RES INDEX FD     EQUITY - ETF464287374 304602  8599735SOLE      NONE
ISHARES TR MIDCAP 400 INDEX FD  EQUITY - ETF464287507 381813  4054509SOLE      NONE
ISHARES TR RUSSELL MICRO CAP    EQUITY - ETF464288869    134     2668SOLE      NONE
ISHARES TR RUSSELL 1000 VALUE   EQUITY - ETF464287598 871975 12781819SOLE      NONE
ISHARES TR CORP BOND FD         EQUITY - ETF464287242 492659  4189640SOLE      NONE
POWERSHARES GLOBAL ETF TRUST    EQUITY - ETF73936T615    120    15724SOLE      NONE
POWERSHARES HI YLD CORP BND     EQUITY - ETF73936T557    122     6497SOLE      NONE
POWERSHARES FTSE RAFI US 1000   EQUITY - ETF73935X583    126     2174SOLE      NONE
POWERSHARES FTSE RAFI US 1500   EQUITY - ETF73935X567    130     2018SOLE      NONE
POWERSHARES LISTED PRIV         EQUITY - ETF73935X195    121    13696SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908611    132     1936SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF92204A306    193     1982SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908553 368686  5634820SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908629    256     3315SOLE      NONE
VANGUARD TOTAL STK MKT ETF      EQUITY - ETF922908769  30293   434618SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908744    454     8110SOLE      NONE
VANGUARD GROWTH ETF             EQUITY - ETF922908736 672388  9886608SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922042858    116     2910SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908652    131     2315SOLE      NONE
ALPS ETF TR                     EQUITY - ETF00162Q866	 121     7574SOLE      NONE
WISDOMTREE TRUST                EQUITY - ETF97717W125	 105     2640SOLE      NONE
ISHARES TR BARCLAYS 1-3YR CR    EQUITY - ETF464288646  31697   302709SOLE      NONE
ISHARES TR BARCLAYS INTER GV    EQUITY - ETF464288612      2       18SOLE      NONE
ISHARES TR BARCLAYS 3-7YR       EQUITY - ETF464288661  40604   330112SOLE      NONE
ISHARES TR S&P MIDCP VALU       EQUITY - ETF464287705  24638   301862SOLE      NONE
ISHARES TR MC 400 GRW           EQUITY - ETF464287606  18020   170227SOLE      NONE
ISHARES TR RUSSELL 1000 GRW     EQUITY - ETF464287614      1	   19SOLE      NONE
ISHARES TR RUSSEL 2000          EQUITY - ETF464287655      1        7SOLE      NONE
ISHARES TR RUSSEL 2000 GRW      EQUITY - ETF464287648  17210   188145SOLE      NONE
ISHARES TR S&P GLB MTRLS        EQUITY - ETF464288695  11742   210024SOLE      NONE
ISHARES TR BARCLAYS 1-3 YR      EQUITY - ETF464287457  31030   367780SOLE      NONE
